ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
11	ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES

Accounts payable consisted of the following:

	As of December 31,
	2022	2023
Accounts payable for operating expenses	518,788	538,892
Accounts payable for purchase of property and equipment	2,574,096	2,886,045
	3,092,884	3,424,937

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2022	2023

Consideration payables for acquisitions	183,220	263,026
Accrued payroll and welfare benefits	200,394	207,015
Accrued interest expenses	70,251	135,105
Income tax payable	202,589	166,923
Other tax payables	54,981	43,365
Accrued debt issuance costs and other financing costs	52,254	32,430
Amount due to related parties	16,995	17,104
Others	236,277	333,483
	1,016,961	1,198,451